Dispositions and Discontinued Operations - Carrying Value of Assets Included In Delta Towing (Details) (Delta Towing, USD $) In Thousands, unless otherwise specified	May 13, 2011
Delta Towing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of assets of Delta Towing segment	$ 43,359